Related party transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Related party transactions
36. Related party transactions
Joint ventures and associates
In 2021, the Group acquired a 40% interest in Academy of Pop and is accounting for the investment as an associate. At 31 December 2022, the Group had a current liability payable to Academy of Pop of £5m (2021: £7m), which relates to the Group’s initial capital contribution that had not yet been paid as at 31 December 2022. This balance was paid in early 2023.
Key management personnel
Key management personnel are deemed to be the members of the Pearson Executive Management team (see pages
60-61).
It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2022. Key management personnel compensation is disclosed below:

All figures in £ millions	2022	2021	2020

Short-term employee benefits	7	6	6

Retirement benefits	1	1	1

Share-based payment costs	9	8	6

Total	17	15	13
Short-term employee benefits and retirement benefits exclude Executive Directors which are shown on page 101 of the Directors Remuneration Report.
There were no other material related party transactions. No guarantees have been provided to related parties.